Intangible assets, net	12 Months Ended
Dec. 31, 2015
Intangible Assets, Net (Excluding Goodwill) [Abstract]
Intangible assets, net

11. Intangible assets, net

The following is a summary of intangible assets, net:

	As of December 31,
	2014	2015
	US$	US$
Domain names and trademarks	504	252,892
Technology	—	33,120
Customer relationship	—	3,945
Total	504	289,957
Less: Accumulated amortization	(44)	(18,500)
Net book value	460	271,457

Amortization expenses for the years ended December, 2013, 2014 and 2015 were US$13, US$13 and US$18,558, respectively. During the same periods, no impairment was recognized in the consolidated statements of comprehensive income/(loss).

The estimated aggregate amortization expenses for each of the five succeeding fiscal years and thereafter are as follows:

Amounts
US$
For the year ending December 31, 2015
2016	35,586
2017	34,523
2018	34,122
2019	33,653
2020	26,825
Thereafter	106,748
Total	271,457